UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of March 31, 2013

(unaudited)

COMMON STOCKS — 72.7% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines - 5.6%
Delta Air Lines, Inc. (b)	1,070,000	$ 17,665,700
United Continental Holdings, Inc. (b)	280,000	8,962,800
		26,628,500
Auto and Related - 4.8%
Hertz Global Holdings, Inc. (b)	1,020,000	22,705,200
Banks - Money Center - 20.1%
Citigroup Inc.	870,000	38,488,800
Morgan Stanley	1,670,000	36,706,600
The Goldman Sachs Group, Inc.	134,000	19,718,100
		94,913,500
Biotechnology - 1.5%
Celgene Corporation (b)	60,000	6,954,600
Brokerage/Investment Services - 2.3%
BlackRock, Inc.	43,000	11,045,840
Financial Services - Miscellaneous - 0.9%
Discover Financial Services	100,000	4,484,000
Food - Retailers/Wholesalers - 4.3%
Safeway Inc.	210,000	5,533,500
The Kroger Co.	450,000	14,913,000
		20,446,500
Home Products - 4.5%
Whirlpool Corporation	180,000	21,322,800
Housing and Building Materials - 16.4%
D.R. Horton, Inc.	1,055,000	25,636,500
Lennar Corporation	660,000	27,376,800
NVR, Inc. (b)	22,500	24,302,475
		77,315,775
Insurance - 0.8%
American International Group, Inc. (b)	100,000	3,882,000

Oil Service - 4.0%
FMC Technologies, Inc. (b)	260,000	$ 14,141,400
Halliburton Company	120,000	4,849,200
		18,990,600
Packaging - 5.1%
Rock-Tenn Company	260,000	24,125,400
Paper Products/Consumer - 2.4%
International Paper Company	240,000	11,179,200
TOTAL COMMON STOCKS (Identified cost $293,173,101)		343,993,915

BONDS — 23.3% OF TOTAL NET ASSETS	Face Amount
United States Treasury - 23.3%
United States Treasury Notes, 0.250%, 05/31/2014	$ 18,500,000	18,513,005
United States Treasury Notes, 0.250%, 10/31/2014	45,000,000	45,019,350
United States Treasury Notes, 0.250%, 11/30/2014	44,500,000	44,517,400
United States Treasury Notes, 0.250%, 03/31/2015	2,000,000	2,000,156
TOTAL BONDS (Identified cost $109,986,726)		110,049,911

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/28/2013 at 0.01% to be repurchased at $2,795,000 on 04/01/2013 collateralized by $2,865,000 US Treasury Note, 0.50% due 07/31/2017
valued at $2,851,772 including interest. (Cost $2,795,000)	2,795,000	2,795,000
TOTAL INVESTMENTS — 96.6% (Identified cost $405,954,827) (c)		456,838,826
Cash and receivables		34,868,967
Liabilities		(18,989,470)
TOTAL NET ASSETS — 100.0%		$472,718,323

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Common Stocks*	$343,993,915	$—	$—
Debt Securities
United States Treasury Notes	—	110,049,911	—
Repurchase Agreement	—	2,795,000	—
Total	$343,993,915	$112,844,911	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

Federal Tax Information: At March 31, 2013, the net unrealized appreciation on investments based on cost of $405,974,386 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$51,150,950
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(286,510)
$50,864,440

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of March 31, 2013

(unaudited)

COMMON STOCKS — 99.1% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS - 71.4%	Shares	Value(a)
Lodging and Resorts - 29.6%
Chesapeake Lodging Trust	1,752,900	$ 40,211,526
DiamondRock Hospitality Company	2,510,000	23,368,100
Hersha Hospitality Trust	6,331,000	36,973,040
Host Hotels & Resorts, Inc.	6,270,490	109,670,870
RLJ Lodging Trust	3,814,000	86,806,640
Strategic Hotels & Resorts, Inc. (b)	7,047,000	58,842,450
Sunstone Hotel Investors, Inc. (b)	5,140,000	63,273,400
		419,146,026
Residential - 16.8%
Camden Property Trust	1,290,000	88,597,200
Equity Residential	1,225,000	67,448,500
Essex Property Trust, Inc.	536,500	80,786,170
		236,831,870
Retail - 15.1%
Federal Realty Investment Trust	395,000	42,675,800
General Growth Properties, Inc.	1,680,000	33,398,400
Simon Property Group, Inc.	865,673	137,261,111
		213,335,311
Self Storage - 9.9%
CubeSmart	2,445,000	38,631,000
Extra Space Storage Inc.	1,253,000	49,205,310
Public Storage	105,000	15,993,600
Sovran Self Storage, Inc.	570,800	36,810,892
		140,640,802
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $803,464,137)		1,009,954,009

OTHER COMMON STOCKS - 27.7%
Home Products - 12.3%
The Sherwin-Williams Company	450,000	$ 76,000,500
Whirlpool Corporation	830,000	98,321,800
		174,322,300
Hotels and Restaurants - 5.3%
Wyndham Worldwide Corporation	1,165,000	75,119,200
Real Estate Services - 10.1%
CBRE Group, Inc. (b)	2,900,000	73,225,000
Jones Lang LaSalle Incorporated	695,000	69,089,950
		142,314,950
TOTAL OTHER COMMON STOCKS (Identified cost $355,440,186)		391,756,450
TOTAL COMMON STOCKS (Identified cost $1,158,904,323)		1,401,710,459

SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/28/2013 at 0.01% to be repurchased at $9,375,000 on 04/01/2013 collateralized by $9,610,000 US Treasury Note, 0.50% due 07/31/2017 valued at $9,565,631 including interest. (Cost $9,375,000)	$9,375,000	9,375,000
TOTAL INVESTMENTS — 99.8% (Identified cost $1,168,279,323) (c)		1,411,085,459
Cash and receivables		23,676,034
Liabilities		(20,664,085)
TOTAL NET ASSETS — 100.0%		$1,414,097,408

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Classification
Common Stocks*	$1,401,710,459	$—	$—
Debt Securities
Repurchase Agreement	—	9,375,000	—
Total	$1,401,710,459	$9,375,000	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

Federal Tax Information: At March 31, 2013, the net unrealized appreciation on investments based on cost of $1,170,329,084 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$242,301,611
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,545,236)
$240,756,375

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of March 31, 2013

(unaudited)

COMMON STOCKS — 99.7% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines - 9.5%
Delta Air Lines, Inc. (b)	4,200,000	$ 69,342,000
United Continental Holdings, Inc. (b)	2,460,000	78,744,600
		148,086,600
Auto and Related - 5.5%
Hertz Global Holdings, Inc. (b)(c)	3,850,000	85,701,000
Banks - Money Center - 25.2%
Citigroup Inc. (c)	3,670,000	162,360,800
Morgan Stanley (c)	6,950,000	152,761,000
The Goldman Sachs Group, Inc. (c)	519,000	76,370,850
		391,492,650
Brokerage/Investment Services - 5.1%
BlackRock, Inc.	305,000	78,348,400
Financial Services - Miscellaneous - 2.5%
Discover Financial Services	870,000	39,010,800
Food - Retailers/Wholesalers - 2.1%
Safeway Inc.	350,000	9,222,500
The Kroger Co.	700,000	23,198,000
		32,420,500
Home Building Products - 5.7%
Mohawk Industries, Inc. (b)	777,500	87,950,800
Home Products - 5.8%
Whirlpool Corporation (c)	755,000	89,437,300
Housing and Building Materials - 20.2%
D.R. Horton, Inc.	3,710,000	90,153,000
Lennar Corporation (c)	3,400,000	141,032,000
NVR, Inc. (b)	76,000	82,088,360
		313,273,360

Machinery - 4.8%
Textron Inc.	2,480,000	$ 73,928,800
Oil Service - 5.7%
Cameron International Corporation (b)	160,000	10,432,000
FMC Technologies, Inc. (b)	1,445,000	78,593,550
		89,025,550
Packaging - 6.2%
Rock-Tenn Company	1,037,500	96,269,625
Paper Products/Consumer - 1.4%
International Paper Company	460,000	21,426,800
TOTAL COMMON STOCKS (Identified cost $1,337,072,206)		1,546,372,185
SHORT-TERM INVESTMENT — 0.7% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/28/2013 at 0.01% to be repurchased at $10,770,000 on 04/01/2013 collateralized by $11,040,000 US Treasury Note, 0.50% due 07/31/2017 valued at $10,989,028 including interest. (Cost $10,770,000)	$10,770,000	10,770,000

TOTAL INVESTMENTS — 100.4% (Identified cost $1,347,842,206) (d)		1,557,142,185
Cash and receivables		387,260,980
Liabilities		(392,769,108)
TOTAL NET ASSETS — 100.0%		$1,551,634,057

SECURITIES SOLD SHORT — 22.6% OF TOTAL NET ASSETS (Proceeds $354,036,185)	Face Amount	Value(a)
United States Treasury Bonds, 2.750%, 08/15/2042	$270,000,000	$ 250,594,020
United States Treasury Bonds, 3.125%, 02/15/2042	100,000,000	100,531,300
		$ 351,125,320

(a)

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measure-ments and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
•

Level 3 – Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 -	Level 3 - Significant Unobservable Inputs
		Other Significant Observable Inputs
Common Stocks*	$1,546,372,185	$—	$—
Debt Securities
Repurchase Agreement	—	10,770,000	—
Total	$1,546,372,185	$10,770,000	$—

Shorts:
Debt Securities
United States Treasury	$ —	$351,125,320	$—
Total	$ —	$351,125,320	$—

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b)

Non-income producing security.

(c)

A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2013 was $259,113,500 and the cash held in a segregated account was $347,451,388.

(d)

Federal Tax Information: At March 31, 2013, the net unrealized appreciation on investments based on cost of $1,348,234,518 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$210,964,136
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,056,469)
$208,907,667

The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b)  There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp
President
Principal Executive Officer

Date: May 15, 2013

By:	/S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: May 15, 2013